INVESTMENTS IN EQUITY INVESTEES - Voting and equity interest (Details) - V-G High Tech Energy Solutions Co., Ltd.	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS IN EQUITY INVESTEES
Voting right	48.60%	48.60%
Equity interest	48.40%	48.40%